GCAT 2021-NQM5 Trust ABS-15G

Exhibit 99.11

Angelo Gordon - GCAT 2021-NQM5 - Rebuttal Findings Report 09-16-2021_150

Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
434033985	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The loan file does not include a fraud report. Response 1 (01/19/2021 10:54AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided-

The loan file does not contain evidence that a secondary valuation product was ordered or performed.

Response 1 (01/20/2021 12:59PM)
AVM not supplied. Order or Invoice was supplied. (Upheld)

Response 2 (01/25/2021 11:48AM)
Failed AVM provided. No successful AVM pulled. (Upheld)

Response 3 (02/11/2021 7:51AM)
Investor to review. (Upheld)

Response 4 (02/12/2021 6:57AM)
The same failed product was provided. Investor to review. (Upheld)

Response 5 (02/18/2021 11:15AM)
Compensating factors utilized and seller exception provided. No secondary appraisal product was provided. (Upheld)

Response 6 (09/07/2021 5:12PM)
CDA ordered X/XX/XXXX supports the original value with XXXX%. (Resolved)

									3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
434033991	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Open) VOR Required- Verification of xxxx months rental payments is required. The borrower sold his home in XXXX. Mortgage history for that property was reported to the credit report for XXXX months. From XXXX to XXXX the borrower indicated that he lived rent free with a friend and from XXXX to XXXX the borrower paid the friend rent and canceled checks were provided for that time period. There is no evidence of housing history from XXXX to XXXX (X months). It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value not supported within XXX% of original appraisal amount- The value was not supported within XXXX% of the appraised value as of the effective date. The loan file did not contain an AVM, CDA, Field or Desk Review or 2nd appraisal. Response 1 (06/04/2021 1:45PM) An AVM was provided on XXXX, the value was supported within XXXX% of the original appraisal amount. (Resolved)	2	2	2	2	2	2	2	1	B	B	B	B	B	A	B	B	B	B	B	B	B	A	B	B	B	B	B	B	B	A	B	B	B	B	B	B	B	A	B	B	B	B	B	B	B	A	B	B
434033992	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required). The CD issued on XXXX contained one of the following: Loan Product change which required a new 3-day waiting period. The revised closing disclosure delivery requires a new waiting period and if one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A).

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XXXX. Non-material defect.

(Open) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The maximum LTV for a FTHB using Alternative income documentation is XXXX%. The subject loan closed with an LTV of XXXX%. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Open) Credit Tradelines-

The borrower does not meet the minimum tradeline requirements to meet Investor guidelines. The guidelines require either: A minimum of three (3) active and current tradelines reporting on the credit report for at least 12 months, accounts may be open or closed with activity reflected within the last 12 months. Or, two (2) tradelines showing 24 months activity which may include closed accounts with activity reporting within the last 24 months. The credit report reflected XXXX total trade lines consisting of only XXXX active which reflected over 24 months reported. The remaining XXXX tradelines are all closed and have had no activity in the XXXX months preceding the credit report date of XX/XX/XXXX. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	3	2	2	3	3	1	1	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C
434033993	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD ' Lender/Broker Contact Information-

The following information is missing from the Contact Information table: Settlement Agent's Email/Phone. Non-material defect.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on XXXX Non-material defect.

(Clear) Inaccurate Note-

The note was not completed accurately. This is an interest only loan, however the note does not reflect that any portion of the payments are interest only. Additionally, the note does not contain any information regarding the requirement of a balloon payment at the end of the loan term.

Response 1 (06/19/2021 4:44PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID CD ' Loan Information/Loan Product-

The CD issued on XXXX does not reflect the correct product type. The loan product contains interest only and balloon payments and is not reflected as such on the CD. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (06/19/2021 4:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID CD ' Projected Payments/ P&I-

The CD issued on XXXX does not reflect the correct Principal and Interest under the Projected Payments. The loan contains interest only and balloon payments and is not reflected as such on the CD. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (06/19/2021 4:47PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Open) Income Docs- The income/employment is not documented properly according to guides. The loan file is missing a CPA as per necessary guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to levelEV2.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
434034008	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXX does not reflect the complete seller information. The Seller's name and address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034009	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - Initial LE Delivery Date (prior to consummation)-

This loan failed the initial loan estimate delivery date test (prior to consummation). The Initial Loan Estimate delivery date, XX/XX/XXXX, is less than seven business days before the Consummation Date XX/XX/XXXX.

(Open) TRID - SPL - Late-

A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.

(Open) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($15,504.00) exceed the comparable charges ($0.00) by more than 10%. This results in a cost to cure of: $15,504. Because the loan failed the Initial LE Date Test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $22,941.00. Cost to cure of: $22,941.00 is required. Because the loan failed the Initial LE Date Test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XXXX does not reflect the complete seller information. The Seller's Address is missing. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	3	1	1	3	3	1	1	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C
434034010	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (05/27/2021 5:51PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Open) Program Parameters- The subject loan does not meet Program Parameters for Maximum Loan amount for eligible First Time Home Buyer. As per guidelines the Maximum loan amount for a FTHB is $XXXX. The clients loan amount is $XXXX which is $XXXX above the amount stated in guidelines for a FTHB. LTV or Occupancy or Number of Financed Properties. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to levelEV2.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
434034011	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034012	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034050	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034051	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034052	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect. (Open) TRID CD ' Closing Information/File number Info- The CD issued on XXXX does not reflect the correct File number. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034053	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence $XXXXX in funds to close, prepaid items and earnest money deposit. In addition, the borrower was required to evidence XXXX months in PITIA reserves equal to $XXXX ($XXXX PITIA X XXXX months). The loan file contained evidence of $XXXX in properly documented assets. An additional $XXXX in assets was documented with only XXXX month of asset statements when XXXX days consecutive statements was required by guidelines. If all the assets are included (a total of $XXXX) the borrower is still short funds for reserves in the amount of $XXXX.

Response 1 (06/17/2021 5:17PM)
Unable to process exception provided. Exception is to use XXXX statement and be one XXXX month short of reserves. The borrower is XXXX months short of reserves using all of the assets. (Upheld)

Response 2 (06/29/2021 12:59PM)
Exception granted by Originator, Investor accepts. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034054	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. For the wage earning position held by the borrower for which income was used for qualifying. Response 1 (06/12/2021 10:32AM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
434034055	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Flood Cert- The flood certificate is missing. According to the appraisal, the subject is not located in a flood zone; however, the actual flood certificate is missing from the loan file. Response 1 (06/06/2021 4:32PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
434034056	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034057	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034058	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034059	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034060	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID CD ' Lender NMLS- The NMLS for the lender is missing from the Contact Table. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation. Response 1 (06/03/2021 9:51AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value not supported within XXXX% of original appraisal amount- The value was not supported within XXXX% of the appraised value as of the effective date. The value was not supported within XXXX% of the appraised value as of the effective date. The loan file did not contain an AVM, CDA, Field or Desk Review or 2nd appraisal. Response 1 (09/08/2021 12:16PM) The document provided is sufficient to clear the exception. (Resolved)	3	1	1	1	3	1	2	1	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A
434034061	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034062	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XX XX XXXX Section XX, XX(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034063	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Open) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The guidelines for a FTHB using alternative income indicates a maximum LTV of XXXX%. The subject loan closed with an LTV of XXXX%, which exceeds the maximum allowed. It should be noted that the Originator granted an exception, investor accepts for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) VOR Required-

Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks. The loan file contained a private VOR which indicated that the borrower had rented since 09/01/2012 at $1,800 per month; however, the rent payments were not supported by the 12 months canceled checks as required.

Response 1 (06/09/2021 10:30AM)
Exception granted by originator, investor accepts. (Resolved)

(Clear) Assets Misc-

There are additional asset findings. The borrower was required to evidence $36,717 in funds to close, prepaid costs and earnest money deposits. This is in addition to 6 months in PITIA reserves equal to $12,053 ($2,009 PITIA X 6 months) required. The guidelines prohibit the use of business assets to satisfy the funds required for the subject transaction when the borrower is a sole proprietor. The loan file contained evidence of $49,200 in assets; of which, $53,209 were business funds. According to the CPA letter and the final loan application, the borrower is a sole proprietor; therefore, the business funds in the amount of $53,209 were not allowed and as a result, there would be a shortage of $42,780 in funds needed for the subject transaction.

Response 1 (06/09/2021 10:31AM)
Exception granted. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
434034064	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034065	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034066	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The subject loan does not meet Program Parameters for LTV. The guidelines for a XXXX conducting a rate and term refinance of an investment property using DSCR income type reflect a maximum LTV of XXXX% is allowed. The subject loan closed with an LTV of XXXX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
434034067	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034068	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. As per the final Closing Disclosure and Program Guidelines the borrower was required to provide evidence of available funds in the amount of $XXXX for cash to close amount and an additional $XXXX for XXXX months of reserves (XXXX months for the subject and an additional XXXX months for each mortgaged property). Which is equal to $XXXX in total available funds. Available bank statements in the loan file reflect the amount of liquid funds available is $XXXX, which is short of the necessary closing funds by $XXXX. It should be noted on the Final 1003, the originator lists vested retirement funds in the amount of $XXXX, no evidence of these funds were available in the loan file. There are XXXX separate XXXX Statements which when combined equal that amount, however there are transaction history statements for each and corresponding deposits that evidence the borrower liquidated those accounts into his XXXX account ending in #XXXX prior to closing. The borrower is short the cash to close amount by $XXXX and additional $XXXX in required reserves.

Response 1 (06/15/2021 11:01AM)
XXXX document referenced was not provided. (Upheld)

Response 2 (06/17/2021 5:22PM)
Exception granted by originato,investor accepts to use XXXX current balance as provided by the same. (Resolved)

								(Clear) Value not supported within XXXX% of original appraisal amount- The value was not supported within XXXX% of the appraised value as of the effective date. It should be noted there is a CDA in the loan file, however it is for the incorrect property located in Texas, there is no evidence in the loan file of a CDA for the subject property. Response 1 (09/08/2021 12:11PM) The document provided is sufficient to cure the exception (Resolved)	3	2	3	2	1	1	2	1	C	B	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B	C	B	B	A	A	A	C	B	C	B	B	A	A	A
434034069	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034070	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' does not reflect a payee of the revised CD issued on XXXX Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

							(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The maximum LTV allowed for a purchase of a second home using XXXX months bank statement income type with the Alternative income program is XXXX%. The subject loan closed with an LTV of XXXX%. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
434034071	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Revised CD - No Waiting Period-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically, please provide evidence of receipt, as well as the consumer's E-consent.

Response 1 (06/15/2021 1:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Right to Rescind-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (06/19/2021 4:32PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
434034072	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect. (Open) State Testing- This loan failed the XXXX subprime home loan test. (XX XX XXXX Section XXXXX, XXXX(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices.	(Clear) Income Docs-

The income/employment is not documented properly according to guides. According to program guidelines, the loan file needs to include the following: Business narrative letter, Business License, Business Search, and the existence of the business needs to be reverified no more than 10 days before closing. The preceding items were not able to be located in the loan file.

Response 1 (06/12/2021 10:15AM)
4 copies of CPA Letter received. All other requested documents still missing. (Upheld)

Response 2 (06/16/2021 6:24PM)
Documentation received is sufficient. (Resolved)

(Open) Incomplete Bank Statements-

The bank and/or asset statements are incomplete. The borrower was approved utilizing a XXXX month bank statement program according to approval notes, however there are only a total of XXXX months available for review in the loan file.

(Open) Credit Scores-

The borrower's credit scores are below the minimum allowable per guidelines. The minimum allowable credit score the loan program is a XXXX, the borrowers credit score at the time of closing was XXXX. It should be noted an exception was granted for this issue.

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
434034073	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034074	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) Missing Note-

The note is missing from the loan file.

Response 1 (06/10/2021 2:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Missing Mortgage-

The mortgage is missing from the loan file.

Response 1 (06/10/2021 2:14PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Initial Escrow Account-

The initial Escrow Account Statement is missing from the file.

Response 1 (06/14/2021 4:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' or does not reflect a payee under Section B- Services Borrower Did Not Shop For of the revised CD issued on XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

							(Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The guidelines for the purchase of an investment property an alternate income type reflect a maximum LTV of XXXX% is allowed. The subject loan closed with an LTV of XXXX%, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Appraisal is not made as-is - missing completion certification- The appraisal provided was made subject-to repairs with no completion certification provided. Without this certification, Auditor was unable to verify if property had the necessary repairs made. Response 1 (07/14/2021 1:09PM) No documentation provided. (Upheld) Response 2 (07/19/2021 2:33PM) Documentation received is sufficient. (Resolved)	3	2	2	2	4	2	3	1	C	B	B	B	C	A	D	B	C	B	B	B	C	A	D	B	C	B	B	B	C	A	D	B	C	B	B	B	C	A	D	B	C	B	B	B	C	A	D	B
434034075	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Missing Note-

The note is missing from the loan file.

Response 1 (06/10/2021 2:31PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Missing Mortgage-

The mortgage is missing from the loan file.

Response 1 (06/10/2021 2:31PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID CD ' Incorrect Section-

The Title Services fees were included in Section B of the CD issued on XXX. However, the fees should have been entered under Section C. Non-material defect.

Response 1 (06/10/2021 2:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Initial Escrow Account-

The initial Escrow Account Statement is missing from the file.

Response 1 (06/10/2021 2:32PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	4	2	1	1	4	2	1	1	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B
434034076	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (06/04/2021 9:04AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (06/04/2021 9:05AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 (06/04/2021 9:04AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to XXXX.. This results in a cost to cure of: $XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (06/04/2021 9:04AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to XXXX. This results in a cost to cure of: $XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (06/04/2021 9:06AM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. Response 1 (06/17/2021 5:31PM) Documentation received is sufficient. (Resolved)	(Open) Value not supported within XXXX% of original appraisal amount- The value was not supported within XXXX% of the appraised value as of the effective date. The loan file contains a CDA dated XX/XX/XXX which reflects a value of $XXXX, which is XXXX% below the appraised value of $XXXX	3	2	3	1	3	1	2	2	C	B	C	A	B	B	C	A	C	B	C	A	B	B	C	A	C	B	C	A	B	B	C	A	C	B	C	A	B	B	C	A	C	B	C	A	B	B	C	A
434034077	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034078	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the first page of the Drive report; however, pages 2 through 18 are missing from the loan file. Response 1 (06/06/2021 4:35PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
434034079	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034080	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Clear) Income Docs-

The income/employment is not documented properly according to guides. The program guide for a XXXXyr fixed Non Agency Alternate Income using XXXX months bank statements require a full XXXX months of consecutive and complete bank statements for each business that income is being derived from. According to the final 1003 and Loan approval in the file, the borrower receives income from two separate businesses, however only one of the two businesses is documented properly. The business entity known as XXXX is properly documented with XXXX consecutive bank statements from XXXX which provides the borrower with $XXXX/month in income. The business entity known as XXXX is only documented with one month bank statement from XXXX and is missing the remaining 11 months. According to the final 1003 and Loan Approval, the business income from the non-fully documented business should have equated to $XXXX in income. As the income can not be properly documented with the available information in the loan file it can not be used, as such the borrowers DTI stands at XXXX%, which is also above permitted guidelines of 50%.

Response 1 (06/09/2021 11:02AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for DTI. The program parameters indicate a maximum DTI of XXXX%, however the calculated DTI at audit was XXXX%, which is over the maximum. The higher DTI is due to one of the borrowers businesses was not properly documented with a full 12 months of bank statements.

Response 1 (06/09/2021 11:07AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
434034123	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034124	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address missing. Non-material defect.

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (07/08/2021 12:17PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Late-

A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.

Response 1 (07/08/2021 12:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, revised LE date, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (07/08/2021 12:21PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according toXXXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (07/08/2021 12:21PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.

Response 1 (07/08/2021 12:22PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts-

The DTI did not reflect all of the borrower's debts resulting in a DTI that exceeds allowable tolerances. The maximum allowed DTI for XX month bank statement income type is XX%. The origination underwriter excluded the mortgage/housing debt associated with the other REO located at XXXX in the amount of $XXXX per month. The loan file contained no evidence to warrant the exclusion of this debt. Further, the final origination 1008 in the loan file indicated specifically that the borrowers were retaining this property as a second home. As a result of the inclusion of this debt, the DTI increased from the origination DTI of XXXX% to a DTI of XXXX%, which exceeded the maximum allowed.

Response 1 (06/22/2021 10:41AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
434034125	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034126	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The income/employment is not documented properly according to guides. The guidelines required XXXX months consecutive and complete bank statements to properly document income using the XXXX months bank statement program. The guidelines further state that every page including pages without transactions and advertisements must be present; transaction history printouts are not acceptable. The loan file contained business bank statements for XX/XX/XXXX to XX/XX/XXXX; however, the last few pages of many of the bank statements were missing from the loan file. Of the XXXX months of statements provided, XXXX months statements were missing pages.

Response 1 (06/25/2021 9:07AM)
Exception granted by originator, Investor accepts. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034127	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's information is blank. Non-material defect.	(Open) Program Parameters-

The subject loan does not meet Program Parameters for Loan Amount and payment Shock. The guidelines for a FTHB indicate a maximum loan amount of $XXXX and a maximum payment shock of XXXX%. The subject loan closed with a loan amount of $XXXX which exceeds the maximum allowed. Further, the borrower's payment shock was XXXX% (present rent payment of $XXXX and proposed PITI $XXXX), which exceeds the maximum allowed. The guidelines state that all FTHB requirements can be waived if XXXX months canceled checks or bank statements reflecting the withdrawals for rent can be provided. The loan file contained evidence that rental payments had been made; however, the required canceled checks or bank statements reflecting XXXX months of withdrawals to rent were not present in the loan file. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The maximum allowed DTI for FTHB with less than XXXX months evidence of rental history is XXXX%. The guidelines state that the max can be increased to XXXX% with XXXX months evidence of documented rental history via canceled checks or bank statements reflecting the withdrawals for rent. The loan file contained evidence that rental payments had been made; however, the required canceled checks or bank statements reflecting XXXX months of withdrawals to rent were not present in the loan file to properly evidence that the funds came from the borrower's account.

Response 1 (06/29/2021 4:09PM)
Exception granted by originator, Investor accepts. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
434034128	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034129	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - PR Revised CD - Waiting Period-

This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. The CD issued on XX/XX/XXXX contained one of the following: APR change which required a new 3-day waiting period.

Response 1 (06/16/2021 5:48PM)
The baseline APR was XXXX% based on CD issued on XX/XX/XXXX. The APR became inaccurate on XX/XX/XXXX when the Actual APR went down more than XXXX to XXXX% which is a XXXX% variance. A decrease in APR alone is not a trigger for a new waiting period. However, the Actual Finance Charge of $XXXX was more than the Disclosed Finance Charge of $XXXX from the CD immediately preceding it on XX/XX/XXXX by $XXXX on a rescindable transaction. Therefore, as a result of the APR as well as the Finance Charge thresholds being outside of tolerance, a new waiting period was triggered. (Upheld)

Response 2 (08/17/2021 1:12PM)
The reopened rescission expired midnight on XX/XX/XXXX clearing the exception. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
434034130	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034131	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034132	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Income Docs- The income/employment is not documented properly according to guides. The guidelines for the XXXX program require the most recent XXXX month consecutive bank statements, including all pages to document income. The loan file was missing the business bank statements for the months of XX/XX/XX, XX/XX/XXXX and XX/XX/XXXX. Response 1 (06/15/2021 11:06AM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
434034133	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters- The subject loan does not meet Program Parameters for seasoning. The guidelines indicate that a borrower must own the subject property a minimum of XXXX months in order to obtain cash-out refinance. The subject property was acquired by the borrower via deed from the borrower's daughter on XX/XX/XXXX. The subject loan closed on XX/XX/XXXX which is less than XXXX months of seasoning as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
434034134	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Assets Misc-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence $XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence XXXX months reserves totaling $XXXX ($XXXX PITIA x XXXX months). Therefore, the borrower was required to evidence a total of $XXXX in funds for the subject transaction. The loan file contained bank statements evidencing $XXXX in assets including the earnest money deposit of $XXXX; however, $XXXX of the assets provided were business assets. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
434034135	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Missing Mortgage- The mortgage is missing from the loan file. Response 1 (06/23/2021 3:36PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Missing Note- The note is missing from the loan file. Response 1 (06/23/2021 3:34PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Right to Rescind- The file contains no evidence of the Right to Cancel Notice. Response 1 (06/23/2021 3:34PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Tax Payer First Act Disclosure - Not Signed- The file does contain the Tax Payer First Act Disclosure; however, it was not signed or is deficient. Response 1 (06/24/2021 7:22AM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	4	1	1	1	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A
434034136	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (07/02/2021 12:26PM)
The information provided is not sufficient to clear the defect. Although the explanation regarding the application date of XX/XX/XXXX is acceptable, the earliest LE in the file is dated XX/XX/XXXX. Therefore, the initial LE is still not within 3 days of lender's application. If an earlier LE was issued, please provide. (Upheld)

Response 2 (07/07/2021 4:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XXXX% test. (XXXX) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to XXXX. The final charges that in total cannot increase more than XXXX% ($XXXX) exceed the comparable charges ($XXXX) by more than XXXX%. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (07/07/2021 4:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XXXX) The loan contains charges that exceed the good faith determination according to §XXXX.One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (07/07/2021 4:21PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.

(Open) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

(Open) VOR Required-

Verification of XXXX months rental payments is required. The guidelines required a XXXX rental history for the borrowers. The borrower's paid their XX/XXXX rent late which was over 30 days late. According to a letter from the landlord, this was a "kind gesture" in consideration of the pandemic and the holiday season and not considered a late payment; however, the monthly payment was in fact not paid within the 30 days as required by the guidelines. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
434034137	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (06/28/2021 4:11PM)
The information provided is not sufficient to clear the defect. The CD issued to the borrower on XX/XX/XXXX was the initial CD and therefore must have been received at least 3 business days prior to closing. Although the CD was not signed, if the borrower viewed or acknowledged the document please provide evidence. If the CD issued on XX/XX/XXXX was in fact never sent to the borrower please provide a signed attestation by the lender affirming the disclosure was never issued to the borrower. (Upheld)

Response 2 (07/07/2021 3:27PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID- Lender Credits that Cannot Decrease-

This loan failed the lender credits that cannot decrease test. ( XXXX§XXXX ) The loan contains charges that exceed the good faith determination according to §XXXX. The final sum of specific and non-specific lender credits ($XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXX). Because the loan failed the Initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (07/07/2021 3:31PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
434034138	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034139	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was 0 for auto refer/FAIL. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (07/09/2021 5:43AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
434034140	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034141	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034142	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034143	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)- This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (07/06/2021 3:41PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Flood Cert- The flood certificate is missing. According to the appraisal, the subject is not located in a flood zone; however, the actual flood certificate is missing from the loan file.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
434034144	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Credit Tradelines-

The borrower(s) does not meet the minimum tradeline requirements to meet Investor guidelines. Guidelines require a minimum of three (3) active and current trade lines reporting on the credit report for at least XXXX months, accounts may be open or closed with activity reflected within the last XXXXmonths or two (2) trade lines showing XXXX months activity - may include closed accounts with activity reporting within the last XXXX months. The credit report reflected that the borrower only had XXXX account which consisted of XXXX months activity and was last reported in XX/XXXX. The subject loan closed on XX/XX/XXXX. The Borrower was lacking an additional trade line with XXXX or more months activity. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
434034145	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect. (Open) TRID - CD Incomplete / Inaccurate- The loan contains a fee where 'compensation to' does not reflect a payee under Section E on the revised CD issued on XXXX Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034146	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required XXXX months consecutive and complete bank statements to properly document income using the XXXX months bank statement program. The loan file contained bank statements for the months of XX/XX/XX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XX; however, the XX/XXXX bank statement is missing from the loan file.

Response 1 (07/28/2021 8:26PM)
Explanation received is sufficient. (Resolved)

(Open) Inc Misc-

There are additional employment/income findings. The guidelines for XXXX month bank statement documentation type using personal bank statements require that the borrower be self-employed and either be a sole proprietor, a person who owns XXXX% of the business or an independent contractor dedicated to one occupation and receiving 1099 income. A borrower is considered self-employed if they own more than XXXX% of the business. The according to the loan application, the borrower owns less than XXXX% of the business. According to the CPA letter in the loan file, the borrower owns XXXX% of the business. Further, the loan file does not contain any evidence that the borrower is paid via 1099; therefore, the documentation type should not have been allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence $XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence XXXX months reserves totaling $XXXX (XXXX PITIA x XXXX months). Therefore, the borrower was required to evidence a total of $XXXX in funds for the subject transaction. The loan file contained evidence of $XXXX in assets including the earnest money deposit of $XXXX. The loan file contained a gift letter for $XXXX; however, there was no documented evidence of the funds being received by the borrower and no evidence that the funds were sent to the title company directly. As a result there was a $XXXX shortage of verified assets.

Response 1 (09/01/2021 12:59PM)
Exception granted by originator, Investor accepts. (Resolved)

(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The guidelines for FTHB using the Alternative Documentation program for XXXXmonths bank statement documentation indicates that the maximum DTI allowed is XXXX% unless there is documented evidence of > XXXX months rental history AND XXXX months of reserves. The loan file did not contain evidence of the proper amount of assets for the subject transaction; therefore, the maximum DTI is XXXX%. The subject loan closed with a DTI of XXXX%, which exceeds the maximum allowed.

Response 1 (09/01/2021 1:00PM)
Exception granted by Originator, Investor accepts. (Resolved)

(Clear) Credit Scores-

The borrowers' credit scores are below the minimum allowable per guidelines. The minimum credit score for FTHB using the Alternative Documentation program for XXXX months bank statement documentation is XXXX. According to the credit report in the loan file, the borrower's qualifying credit score is XXXX, which does not meet the minimum credit score requirement.

Response 1 (07/28/2021 8:24PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
434034147	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034148	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX, was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (07/06/2021 12:54PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (XXXX) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX. The final charges that in total cannot increase more than XXXX% ($XXXX) exceed the comparable charges ($XXXX) by more than XXXX%. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. Reimbursement in the amount of $XXXX was provided at closing. Remaining cost to cure of $XXXX is still needed. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (07/06/2021 1:22PM)
The documentation provided is not sufficient to cure the finding. The Initial LE was provided and passed the Initial LE date test. Updated testing resulted in a XXXX% tolerance violation for an increase to the Recording Fee. A valid COC was not provide for the increase on the Initial CD issued on XX/XX/XXXX. A cost to cure of $XXXX is required. (Upheld)

Response 2 (07/19/2021 12:45PM)
The information provided is not sufficient to clear the defect. The recording fee increased on XX/XX/XXXX without a valid COC. The COC stated Mortgage Recording Fee as the reason, however this is not a valid reason. It was known at the time of application that the mortgage would need to be recorded and lender is required to disclose the fee amount in good faith within XXXX% of actual charges. The initial LE stated the recording fee was to be $XXXX. (Upheld)

Response 3 (07/26/2021 10:03AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XXXX §XXXX) The loan contains charges that exceed the good faith determination according to §XXXX.One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (07/06/2021 1:13PM)
The documentation provided is sufficient to cure the finding. The Initial LE was provided and passed the Initial LE date test. Updated testing resulted in a XXXX% tolerance violation for an increase to the Appraisal Fee. A cost to cure of $XXXX is required of which $XXXX was cured. (Resolved)

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (07/06/2021 12:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.

Response 1 (07/06/2021 12:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
434034149	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller Address is missing. Non-material defect.	(Open) Credit Tradelines-

The borrower(s) does not meet the minimum tradeline requirements to meet Investor guidelines. Guidelines require a minimum of XXXX active and current trade lines reporting on the credit report for at least XXXX months, accounts may be open or closed with activity reflected within the last XXXX months or XXXX trade lines showing XXXX months activity - may include closed accounts with activity reporting within the last XXXX months. The credit report reflected that the co-borrower only had XXXX account which consisted of XXXX months activity and was last reported in XX/XXXX. The subject loan closed on XX/XX/XXXX. The borrower was lacking an additional trade line with XXXX or more months activity. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
434034150	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home Ownership Counseling Disclosure was provided to the consumer.

Response 1 (07/07/2021 4:28PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (07/07/2021 4:29PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (07/07/2021 4:35PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.

(Open) TRID CD- Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation XXXX), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (07/07/2021 4:36PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XXXX% test. Because the Service Providers List was not provided in the loan file, the Title Services fees were tested under XXXX% tolerance. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (07/07/2021 4:37PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
434034151	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller information is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034152	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034153	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Reserve Assets-

Sufficient reserves to guideline requirements were not verified in the file. The borrower was required to evidence XXXX months in PITIA reserves equal to $XXXX ($XXXX PITIA X XXXX months). The guidelines do not allow a sole proprietor to use business assets to meet the funds to close or reserves requirements. The loan file contained evidence of $XXXX in assets; however, all the assets consisted of business funds. The borrower indicated in a letter that they are a sole proprietor. As a sole proprietor, the borrower is not allowed per guidelines to use business assets to satisfy the funds needed for the subject transaction. As a result, the borrower would be short $XXXX in funds for reserves.

Response 1 (07/31/2021 1:57PM)
Exception granted by originator, Investor accepts. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034154	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034155	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Incorrect Section- The Title- Lenders Title Insurance was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C . Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034156	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034157	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034158	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) Missing Mortgage- The mortgage is missing from the loan file. Response 1 (07/26/2021 10:44AM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Missing Note- The note is missing from the loan file. Response 1 (07/26/2021 10:45AM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Misc Compliance Findings- There are additional Compliance Findings. Occupancy and Business Purpose Affidavit is missing from loan file. Response 1 (07/26/2021 10:46AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
434034159	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034160	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Open) Income Miscalc-

The income is miscalculated on the borrower resulting in a DTI exceeding the allowable guides. The guidelines indicate that the XXXX month bank statement alternative income type is to be calculated using the lessor of the average of the qualifying deposits of the XXXX months statements or the stated income per the 1003. The borrower stated an income of $XXXX on the loan application and the actual documentation reflected an average income of $XXXX. The Lender used the higher income of $XXXX to qualify the borrower; however, the lower stated amount should have been used, which would have resulted in a DTI of XXXX%, which would have exceeded the guideline maximum of 50%. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
434034161	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034162	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Incomplete Bank Statements-

The bank and/or asset statements are incomplete. XXXX #XXXX - XX/XXXX is missing page 2. XXXX XXXX XX/XXXX - XX/XXXX is missing page 2. XXXX #XXXX - XX/XX/XXXX is missing page 2, and pages 9-14. XXXX #XXXX - XX/XX/XXXX is missing pages 12-16. XXXX #XXXX - XX/XX/XXXX is missing pages 12-14. XXXX #XXXX - XX/XX/XXXX is missing pages 12-14. XXXX #XXXX - XX/XX/XXXX is missing page 12. XXXX #XXXX - XX/XX/XXXX is missing page 10. X #XXXX - XX/XX/XXXX is missing page 12. XXXX #XXXX - XX/XX/XXXX is missing pages 12-14. XXXX #XXXX - XX/XX/XXXX is missing pages 12-14. XXXX #XXXX - XX/XX/XXXX is missing pages 11-14.

Response 1 (09/01/2021 12:43PM)
Exception granted by originator, Investor accepts. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034163	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters- The subject loan does not meet Program Parameters for maximum cash-out amount. Program guidelines indicate that for a XXXX a cash out transaction on an investment property is not allowed. Only the XXXX is a XXXX. According to the final cd the borrower received $XXXX cash-out at closing. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to levelEV2.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
434034164	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034165	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Income Docs-

The income is not documented properly according to guides. The guidelines require XXXX months evidence of receipt of rent payments and a corresponding lease to properly document rental income using DSCR program. The loan file did not contain a lease agreement for the subject property. Further, the borrower indicated in a letter that the rent is received in cash and deposited. The deposits are not consistent and do not match the rent amounts indicated in the letter. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
434034166	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters- The subject loan does not meet Program Parameters for property type. The borrowers are purchasing a Condo that is a non-warrantable condo to not have an acceptable reserve amount (XXXX) and for being currently involved in litigation. An exception was granted for these issues since the condo's insurance will cover the litigation and per condo review the amount of reserves is acceptable per the XXXX review. Compensating factors utilized to downgrade to level EV2.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
434034167	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (07/16/2021 4:44PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.

Response 1 (07/16/2021 4:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (07/16/2021 4:47PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the initial LE date test and the Service Providers List was not provided in the loan file, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes, and the Title Services fees were tested under XXXX% tolerance. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation. This results in a cost to cure of $XXXX.

Response 1 (07/16/2021 4:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. Because the loan failed the initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the baseline was not reset for the following fees: Points, Mortgage Broker, Underwriting, Appraisal, Appraisal Management, Credit Report, Transfer Taxes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation. This results in a cost to cure of $XXXX.

Response 1 (07/16/2021 4:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
434034168	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034169	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (07/28/2021 8:13PM) Exception granted by originator, investor accepts. (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
434034170	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required XXXX months consecutive and complete bank statements to properly document income using the XXXX months bank statement program. The loan file contained business bank statements for the months of XX/XX to XX/XX and XX/XX to XX/XXXX; however, the XX/XX bank statement is missing from the loan file.

Response 1 (09/01/2021 12:18PM)
Exception granted by originator, Investor accepts. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The maximum LTV for an Alternative income program loan with a loan amount of $XXXX is XXXX%. The subject loan closed with an LTV of XXXX%, which exceeds the guideline maximum.

Response 1 (07/28/2021 7:20PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
434034171	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject property is a condominium. The Condo Questionnaire is missing from the loan file.

Response 1 (07/28/2021 7:24PM)
Documentation received is sufficient. (Resolved)

(Clear) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file for the XXXX. Further, the XXXX borrower is self-employed and the loan file does not contain the required CPA letter as required by guidelines.

Response 1 (07/28/2021 7:25PM)
Still missing VVOE for co-borrower. (Upheld)

Response 2 (08/12/2021 1:58PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
434034172	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034173	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XXXX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034174	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034175	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034176	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034177	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (07/30/2021 5:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Late-

A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.

Response 1 (07/30/2021 6:02PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XXXX §XXXX) The loan contains charges that exceed the good faith determination according to §XXXX.One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. This results in a cost to cure of: $XXXX. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (07/30/2021 5:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (XXXX §XXXX) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX. The final charges that in total cannot increase more than XXXX% ($XXXX) exceed the comparable charges ($XXXX) by more than XXXX%. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (07/30/2021 5:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX . Non-material defect.

Response 1 (07/30/2021 6:01PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Open) Program Parameters- The subject loan does not meet Program Parameters for payment shock. The guidelines for a first time home buyer indicate a maximum payment shock of XXXX%. The borrower is a first time home buyer with a payment shock of XXXX% which exceeds the maximum allowed. Further, the guidelines prohibit a non-permanent resident alien F-1 VISA class. The borrower has an F-1 VISA expiring XX/XX/XXXX and EAD expiring XX/XX/XXXX. It should be noted that the Lender granted exceptions for these particular issues. Compensating factors utilized to downgrade to level EV2.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (07/28/2021 7:40PM) Documentation received is sufficient. (Resolved)	3	2	2	2	3	1	3	1	C	B	B	B	C	A	C	A	C	B	B	B	C	A	C	A	C	B	B	B	C	A	C	A	C	B	B	B	C	A	C	A	C	B	B	B	C	A	C	A
434034178	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was XXXX for XXXX. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (07/31/2021 2:04PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
434034179	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (07/28/2021 7:43PM) Documentation received is sufficient. (Resolved)	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
434034180	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's Address is missing. Non-material defect.	(Clear) REO PITI-

The Borrowers own other real estate and the PITI for each additional mortgage is not confirmed/documented. The loan file contained a copy of a homeowners declaration page for a property located at XXXX, XXXX, XX. This property was not disclosed on the loan application and disposition was not verified at origination. The loan file did not contain the evidence of taxes for this property. The loan file did not contain any evidence that the property had been sold prior to or at origination to warrant the exclusion of this debt. Further, the hazard insurance verification for "XXXX" and property tax verification for "XXXX" are missing from the loan file.

Response 1 (07/31/2021 2:09PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
434034181	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX. One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (07/30/2021 6:14PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
434034182	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034183	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034184	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034185	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXXwhich supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034186	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (07/28/2021 8:08PM) Exception granted by originator, investor accepts. (Resolved)	3	2	1	1	1	1	3	2	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A	C	B	A	A
434034187	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Section B incorrect payee- The loan contains a fee where 'compensation to' does not reflect a payee under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Per regulation XXXX, the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.	(Open) Incomplete Bank Statements- The bank statements are incomplete. The guidelines require XXXX months consecutive and complete bank statements to properly document income using the XXXX months bank statement program. The loan file contained XXXX for months XX/XX to XX/XXXX. XX/XXXX0 and XX/XXXX were missing from the loan file.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. Loan file contained CDA supportive of value.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
434034188	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) REO PITI-

The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented. The borrower owns an additional property located at XXXX., which has a HELOC with XXXX. According to the HELOC statement in the loan file, the borrower does not escrow. The loan file is missing evidence of HOI for this property.

Response 1 (07/28/2021 8:29PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets Misc-

The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence $XXXX in funds to close and pre-paid items. In addition, the borrower was required to evidence XXXX months reserves totaling $XXXX ($XXXX PITIA x XXXX months). Therefore, the borrower was required to evidence a total of $XXXX in funds for the subject transaction. The loan file contained evidence of $XXXX in assets; however, only $XXXX in verified assets were personal assets. The file contained an additional $XXXX in business assets. The loan file did not contain a copy of a letter from the CPA or tax-preparer stating that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a $XXXX shortage of qualifying assets.

Response 1 (07/28/2021 8:30PM)
Documentation received is sufficient. (Resolved)

								(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (07/28/2021 7:58PM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
434034189	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required XXXX months consecutive and complete bank statements to properly document income using the XXXX months bank statement program. The loan file contained the XXXX **XXXX business bank statements for the months of XX/XXXX to XX/XXXX and XX/XXXX; however, the XX/XXXX, XX/XXXX and XX/XXXX bank statements are missing from the loan file.

Response 1 (08/26/2021 3:59PM)
Exception granted by originator, Investor accepts. (Resolved)

(Clear) LDP/EPL-

The guidelines require that all loans must be submitted to an automated third-party fraud and data check tool (i.e. FraudGuard, DataVerify’s DRIVE, etc.). A copy of the findings report must be included in the loan file. All red flags and inconsistencies must be resolved and the supporting documentation clearing the deficiencies are to be provided as well. The loan file contained a copy of the Drive report; however, the Drive Score result was XXXX for XXXX. The loan file did not contain a copy of the fraud report with the red flags and inconsistencies resolved as required.

Response 1 (07/31/2021 2:13PM)
Documentation received is sufficient. (Resolved)

(Clear) VOR Required-

Verification of XXXX months rental payments is required. The guidelines for FTHB indicate that XXXX months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained a VOR transaction history which indicated that the borrower had rented $XXXX per month; however, the rent payments were not supported by XXXX months canceled checks or bank statement withdrawals as required.

Response 1 (07/31/2021 2:14PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034190	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID CD ' Loan Disclosures/Escrow Account- TRID CD ' Loan Disclosures/Escrow Account. The CD issued on XX/XX/XXXX does not reflect the correct selection for Escrows. This loan does not have escrow and the No Escrow box should have been selected rather than the section for escrow. Response 1 (08/04/2021 1:33PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
434034257	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Federal Testing-

This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: (XXXX §XXXX). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds XXXX percent of the total loan amount of $XXXXX. The following points and fees were included in the Federal HOEPA Points and Fees Test: Mortgage Broker Fee (indirect) $XXXX, Loan Discount Fee $XXXX. and Underwriting Fee $XXXX. A cost to cure in the amount of $XXXX is required. If discount points are bona fide, please provide the undiscounted rate for further review. If providing the borrower a refund for the cure, please provide a LOE, PCCD, copy of the refund for $XXXX and proof of delivery. This loan failed the high-cost mortgage financing of points and fees test. (XXXX §XXXX), The loan finances, directly or indirectly, any points and fees, as defined in the legislation. A creditor that extends credit under a high-cost mortgage may not finance charges that are required to be included in the calculation of points and fees, as that term is defined in §XXXX and (2). Credit insurance premiums or debt cancellation or suspension fees that are required to be included in points and fees under §XXXX) or (2)(iv) shall not be considered financed by the creditor when they are calculated and paid in full on a monthly basis. The following points and fees were included in the calculation: Mortgage Broker Fee (indirect) $XXXX, Loan Discount Fee $XXXX. and Underwriting Fee $XXXX.

Response 1 (08/17/2021 9:45AM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Open) Inc Misc- An exception was made for Income analysis: Allow for borrower to switch bank accounts without closing the other one. (Open) VOR Required- Verification of XXXX months rental payments is required. An exception was made to allow for housing history (rental) to be verified using landlord's bank statements.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
434034258	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/File number Info- The CD issued on XX/XX/XXXX does not reflect the a File number. Non-material defect.	(Clear) VVOE required- A VVOE is required within XXXX days of Note date. The borrower is self-employed with XXXX. The file contains a CPA letter dated XX/XX/XXXX and an internet search; however, the internet search is not dated. The borrower's self-employment was not verified within 10 days of the Note date (XX/XX/XXX) as required. Response 1 (08/09/2021 5:32PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. CDA supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
434034259	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) VVOE required-

A VVOE is required within XXXX days of Note date. No VVOE is in evidence in the file or it is expired. The guidelines require verification of the borrower's business within XXXX days of the note date. The loan file contains a CPA letter dated XX/XX/XXXX; however the note date is XX/XX/XXXX. A verification of the borrower's business within XXXX days is not in the loan file.

Response 1 (08/29/2021 8:16PM)
Please provide business lookup. (Upheld)

Response 2 (09/01/2021 12:57PM)
Referenced exception form not provided. (Upheld)

Response 3 (09/01/2021 2:55PM)
Exception granted by originator, Investor accepts. (Resolved)

(Clear) Incomplete Bank Statements-

The bank and/or asset statements are incomplete. The guidelines require that every page of the bank statements, including pages without transactions and advertisements must be present. The following statements were missing pages; Page XXXX from statement dated XX/XX/XX, page XXXX from statements dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and pages XXXX and XXXX from statements dated XX/XX/XX and XX/XX/XXXX.

Response 1 (08/29/2021 8:14PM)
Exception granted by originator, Investor accepts. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which support the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034260	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034261	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034262	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034263	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VOR Required-

Verification of XXXX months rental payments is required. The guidelines for FTHB indicate that XXXX months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained canceled checks for the months of XX/XXXX to XX/XXXX and XX/XXXX; however, the XX/XXXX check was missing; therefore, only the most recent XXXX consecutive months were verified.

Response 1 (08/16/2021 10:14AM)
Exception granted by originator, Investor accepts. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The maximum LTV for an Alternative Income documentation loan as a FTHB purchase is XXXX%. The subject loan closed with an LTV of XXXX%, which exceeds the maximum allowed.

Response 1 (08/12/2021 2:02PM)
Exception granted by originator, Investor accepted. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034264	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure dated XX/XX/XXXX, was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX. The Closing Disclosure has an electronic signature of XX/XX/XXXX, which is prior to issue date of XXXX.

Response 1 (08/02/2021 12:54PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID- Lender Credits that Cannot Decrease-

This loan failed the lender credits that cannot decrease test. ( XXXX §XXXX) The loan contains charges that exceed the good faith determination according to §XXXX The final sum of specific and non-specific lender credits ($XXXXoes not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXXBecause the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (08/02/2021 12:57PM)
The documentation provided is not sufficient to cure the finding. After passing the Initial CD delivery test, the lender credits that cannot decrease are causing a tolerance violation because a change occurred on 03/11/2021, and consumer was not provided the disclosure within 3 days of the change, the decrease to lender credits was not accepted as valid. A cost to cure in the amount of $12.75 is required.

Response 2 (08/04/2021 2:17PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Assets Misc-

There are additional asset findings. The guidelines indicate that the use of business funds requires a letter from the CPA or tax-preparer which must state that the withdrawal will not negatively impact the business. The borrower was required to evidence $XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence XXXX months reserves totaling $XXXX ($XXXX PITIA x XXXX months). Therefore, the borrower was required to evidence a total of $XXXX in funds for the subject transaction. The loan file contained evidence of $XXXX in personal assets including the earnest money deposit of $XXXX. The loan file also contained an additional $XXXX business assets. The CPA letter in the loan file did not state that the withdrawal will not negatively impact the business, as required by guidelines. As a result, there would be a $XXXX shortage of qualifying assets.

Response 1 (08/16/2021 10:21AM)
Exception granted by originator, Investor accepts. (Resolved)

(Clear) VVOE required-

The guidelines require verification of the borrower's business to be obtained within XXXX days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and XXXX business searches with no dates; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within XXXX days is not present in the loan file.

Response 1 (08/09/2021 5:40PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The maximum LTV for a FTHB using the Alternative Income Program is XXXX%. The subject closed with an LTV of XXXX%, which exceeds the maximum allowed.

Response 1 (08/16/2021 10:27AM)
Last activity on most recent mortgage account was XX/XX/XXXX, which was more than XXXX years prior to the Note Date. (Upheld)

Response 2 (08/29/2021 8:19PM)
Exception granted by originator, Investor accepts. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
434034265	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) LDP/EPL- All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or FHLMC's Exclusionary List.' The following names were not pulled: XXXX	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
434034266	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034267	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034268	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)- Initial Closing Disclosure Date Test: The Closing Disclosure, XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date XX/XX/XXXX. The Closing Disclosure has an electronic signature of XX/XX/XXXX, which is prior to issue date of XX/XX/XXXX. Response 1 (08/02/2021 1:18PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) VVOE required- The guidelines require verification of the borrower's business to be obtained within XXXX days of the note date. The loan file contained a CPA letter dated XX/XX/XXXX and a license search dated XX/XX/XXXX; however, the note date is XX/XX/XXXX. A verification of the borrower’s business within XXXX days is not present in the loan file. Response 1 (08/10/2021 4:02PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
434034269	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/File number Info- The CD issued on XX/XX/XXXX does not reflect the correct File number. Non-material defect. (Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034270	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID CD ' Loan Disclosures/Escrow Account- TRID CD ' Loan Disclosures/Escrow Account. The CD issued on XX/XX/XXXX does not reflect the correct selection for Escrows. This loan does not have escrow and the No Escrow box should have been selected rather than the section for escrow. Response 1 (08/16/2021 4:35PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) REO PITI- The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented? The loan file does not contain verification of the monthly hazard insurance payment for the property located at XXXX. Response 1 (08/06/2021 2:16PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
434034271	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address Missing. Non-material defect.	(Clear) Incomplete Bank Statements- The bank and/or asset statements are incomplete. The loan program is a XXXX month bank statement loan whereas the following bank statement is missing: XXXX account ending in #XXXX for the month of XX/XXXX. Response 1 (09/01/2021 12:30PM) Exception granted by originator, Investor accepts. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
434034272	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD- Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' or other under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker or listed as other. Per regulation XXXX), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034273	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034274	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034275	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034276	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX. The Closing Disclosure has an electronic signature of XX/XX/XXXX, which is prior to the issue date of XX/XX/XXXX.

Response 1 (08/17/2021 10:15AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller's Address Missing. Non-material defect.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
434034277	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters-

The subject loan does not meet Program Parameters for impounds. Escrow funds/impound accounts are required for all loans per guidelines except: Where applicable state law identifies cases where escrow waivers must be permitted, or Non HPML transaction loans that meet all of the following requirements: Debt to Income Ratio is =XXXX and At least XXXX Months reserves from borrower’s own funds are documented and The LTV/CLTV of the loan does not exceed XXXX%. The final CD did not include escrow impounds. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
434034278	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Incomplete Bank Statements-

The bank statements are incomplete. The guidelines required XXXX months consecutive and complete bank statements to properly document income using the XXXX months bank statement program. The loan file contained business bank statements for the months of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX; however, the XX/XX/XXXX bank statement is missing from the loan file.

Response 1 (08/29/2021 8:26PM)
Documentation received is sufficient. (Resolved)

(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The guidelines indicate that the loan must conform with the parameters of the alternative income method that contributes the highest portion of qualifying income. The borrower was qualified on a total income of $XXXX, consisting of $XXXX of XXXX months business bank statement income and $XXXX of asset utilization income. The asset utilization income contributed the highest portion of income; therefore, the subject loan was required to conform with the parameters of the asset utilization guidelines. The maximum allowed DTI for asset utilization documentation is XXXX%. The subject loan closed with a DTI of XXXX%, which exceeds the maximum allowed.

Response 1 (08/29/2021 8:25PM)
Exception granted by originator, Investor accepts. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034279	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034280	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) REO PITI-

The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed/documented. According to the final 1003 and Drive report, the borrower purchased a property located at XXXX in XX/XXXX. The subject loan closed XX/XX/XXXX. The MERS report according to the Drive Report indicates that the property was secured by a mortgage with XXXX, on XX/XX/XXXX and had a loan amount of $XXXX. The final 1003 reflects the same mortgage with a disclosed payment of $XXXX per month. The loan file does not contain a copy of the final CD, Final HUD, Note, mortgage statement, first payment letter or any other documentation reflecting the verification of the payment amount and verification of escrows as required.

Response 1 (08/26/2021 4:09PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
434034281	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034282	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034283	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034284	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence $XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence XXXX months reserves totaling $XXXX ($XXXX PITIA x XXXX months). Therefore, the borrower was required to evidence a total of $XXXX in funds for the subject transaction. The loan file contained evidence of $XXXX in liquid assets including the earnest money deposit of $XXXX. According to the loan application and origination 1008, the borrowers' indicated an additional $XXXX in net proceeds from the sale of the departing residence; however, the loan file did not contain evidence of the final HUD or CD to evidence the sale of the property or the net proceeds from the transaction. As a result there would be an $XXXX shortage of verified assets.

Response 1 (09/01/2021 12:48PM)
Exception granted by originator, Investor accepts. (Resolved)

(Open) Income Docs-

The income is not documented properly according to guides. The guidelines do not allow multiple bank accounts to be used for bank statement income type with a single business. The borrower owns one business and was qualified using XXXX different bank accounts with separate banking institutions, XXXX months each; however, according to guidelines, multiple personal bank accounts may be used for multiple businesses. The borrower did not have multiple businesses and only had XXXX business; therefore, the use of multiple accounts for XXXX business is prohibited. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
434034285	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. Seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034286	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters-

The subject loan does not meet Program Parameters for maximum loan amount. The guidelines for a FTHB using Alternative Income program XXXX months bank statements which does not provide evidence of XXXX months rental history via canceled checks or bank statement activity, indicate that the maximum loan amount allowed is $XXXX. The subject loan closed with a loan amount of $XXXX, which exceeds the maximum allowed. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

(Clear) Credit Scores-

The borrower's credit scores are below the minimum allowable per guidelines. The guidelines for a FTHB using Alternative Income program XXXX months bank statements which does not provide evidence of XXXX months rental history via canceled checks or bank statement activity, indicate that the minimum credit score for a loan amount over $XXXX for FTHB is XXXX and the minimum for a loan amount over $XXXX with an LTV of XXXX% is XXXX (for non-FTHB). The subject loan amount was $XXXX and borrower's qualifying credit score was XXXX, which did not meet the minimum required.

Response 1 (08/26/2021 4:21PM)
Exception for loan amount $XXXX provided, which does not address this defect. (Upheld)

Response 2 (09/01/2021 1:23PM)
Exception granted by originator, Investor accepts. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The guidelines for a FTHB using Alternative Income program XXXX months bank statements which does not provide evidence of XXXX months rental history via canceled checks or bank statement activity, indicate that the maximum LTV is XXXX%. The subject loan closed with an LTV of XXXX%, which exceeded the maximum allowed.

Response 1 (08/26/2021 4:22PM)
Exception for loan amount $XXXX provided, which does not address this defect. (Upheld)

Response 2 (09/01/2021 1:24PM)
Exception granted by originator, Investor accepts. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034287	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Income Docs-

The income is not documented properly according to guides. The guidelines require an Exhibit C - Business purpose & occupancy affidavit to be completed and signed at origination. The loan file contained the affidavit; however, it was not completed or signed by the borrower.

Response 1 (08/29/2021 8:34PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The DSCR does not meet the minimum required by Investor guidelines. The minimum DSCR for a purchase with a loan amount of $XXXX is XXXX%. The subject loan closed with a DSCR of .XXXX% ($XXXX total rent divided by PITIA of $XXXX = .XXXX%), which did not meet the minimum required.

Response 1 (08/29/2021 8:37PM)
Exception is based upon DSCR of .XXXX. Actual DSCR is .XXXX. (Upheld)

Response 2 (09/02/2021 7:40AM)
Upon further review, I/O payment = DSCR of .XXXX. Exception granted by originator, Investor accepts. (Resolved)

(Clear) Gift Letter / Funds-

The file did not contain evidence the borrower had the proper amount of funds required. The borrower was required to evidence $XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence XXXX months reserves totaling $XXXX ($XXXX PITIA x XXXX months). Therefore, the borrower was required to evidence a total of $XXXX in funds for the subject transaction. The loan file contained evidence of $XXXX in liquid assets including the earnest money deposit of $XXXX, along with an additional $XXXX in non-liquid funds. According to the loan application, the borrower indicated an additional $XXXX in gift funds. The loan file contained receipts from the title company that $XXXX in funds had been received; however, the loan file did not contain the signed gift letter(s). As a result there would be an $XXXX shortage of verified assets.

Response 1 (08/29/2021 8:35PM)
Please provide the signed Gift Letters. (Upheld)

Response 2 (08/31/2021 5:52PM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
434034288	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The seller address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034289	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Miscellaneous-

There are additional observations that could impact the credit decision and/or quality of the loan. The guidelines require that in order for the subject to be vested in an LLC, that the borrower must be a member of the LLC. The subject loan was vested in an LLC; however, according to the Operating Agreement in the loan file, the LLC is 100% owned by a person other than the borrower and the borrower has no ownership in the LLC. The loan file also contained an email from the lender indicating that the borrower was added to the LLC and the LLC was then approved; however, the loan file does not contain any documentation to properly evidence that the borrower was added to the LLC.

Response 1 (08/27/2021 9:32AM)
Documentation received is sufficient. (Resolved)

								(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
434034290	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX, was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (08/24/2021 5:15PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE Delivery Date (prior to consummation)-

This loan failed the initial loan estimate delivery date test (prior to consummation). The Initial Loan Estimate delivery date, XX/XX/XXXX, is less than XXXX business days before the Consummation Date, XX/XX/XXXX.

Response 1 (08/24/2021 5:17PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (08/24/2021 5:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XXXX §XXXX) The loan contains charges that exceed the good faith determination according to §XXXX. One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (08/24/2021 5:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. (XXXX) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX. The final charges that in total cannot increase more than 10% ($XXXX) exceed the comparable charges ($0.00) by more than XXXX%. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery.

Response 1 (08/24/2021 5:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within XXXX business days of the application date, XX/XX/XXXX. Non-material defect.

Response 1 (08/24/2021 5:21PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) REO PITI- The Borrowers own other real estate and the PITI for each additional property is not confirmed/documented. The final 1003 reflects an additional property located at XXXX which reflects a cost of $XXXX per month. The loan file contained no documented evidence to verify this debt. Response 1 (08/29/2021 8:40PM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
434034291	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. The notary date on the mortgage was incorrect. Response 1 (08/26/2021 4:15PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
434034292	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034293	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034294	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Buyer Info- The CD issued on XX/XX/XXXX does not reflect the correct Borrower name. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034295	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XXXX §XXXX) The loan contains charges that exceed the good faith determination according to §XXXX).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. This results in a cost to cure of: $XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (08/26/2021 12:46PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) Incomplete Bank Statements- The bank and/or asset statements are incomplete as per guides. The loan file contains XXXX bank statements beginning with the XXXX bank statement and continuing until XXXX. However the XXXX (#XXXX) bank statement is missing from the loan file. It should be noted however that the Bank Statement Income calculation was completed using 12 consecutive months starting XXXX through XXXX. Additionally, the XXXX (#XXXX) account was not being used for reserves. Response 1 (08/29/2021 8:44PM) Exception granted by originator, Investor accepts. (Resolved)	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
434034296	XXXX	XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
434034297	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information. The Seller's Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within XXXX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XXXX% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
434034298	XXXX	XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VVOE required-

A VVOE is required within 5 days of Note date. The VOE in the file for the co-borrower is dated XX/XX/XXXX. The subject loan closed XX/XX/XXXX; therefore, the verification of employment in the loan file for the co-borrower is expired.

Response 1 (09/01/2021 1:04PM)
Documentation received is sufficient. (Resolved)

(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence $XXXX in funds to close, earnest money deposit and pre-paid items. In addition, the borrower was required to evidence XXXX months reserves totaling $XXXX (XXXX PITIA x XXXX months). Therefore, the borrower was required to evidence a total of $XXXX in funds for the subject transaction. The loan file contained evidence of $XXXX in qualifying assets including the earnest money deposit of $XXXX. As a result there was a $XXXX shortage of verified assets for reserves.

Response 1 (09/01/2021 1:12PM)
Exception granted by originator, Investor accepts. (Resolved)

								(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (09/01/2021 1:10PM) Exception granted by originator, Investor accepts. (Resolved)	3	2	3	2	1	1	3	2	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A